SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Emerging Markets Equity Fund

International Fixed Income Fund

Emerging Markets Debt Fund

Supplement Dated April 4, 2011

to the Class A Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Addition of Risk Disclosure to the International Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the risk disclosure of the International Equity Fund.

In the sub-section entitled “Principal Risks,” in the Fund Summary for the International Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Risk — The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

In addition, in the sub-section entitled “More Information About Principal Risks,” under the section entitled “More Information About Risks,” the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Issuers — The International Equity Fund may invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.  Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements.  The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

There are no other changes to the risk disclosure of the International Equity Fund.

Change in Sub-Advisers for the International Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund.

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the International Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub- Adviser	Title with Sub-Adviser
del Rey Global Investors, LLC	Paul Hechmer	Since 2009	Founding Partner, Chief Investment Officer

In addition, in the sub-section entitled “International Equity Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the following paragraph is hereby added in the appropriate alphabetical order thereof:

del Rey Global Investors, LLC: Del Rey Global Investors, LLC (del Rey), located at 6701 Center Drive West, Suite 655, Los Angeles, California 90045, serves as a Sub-Adviser to the International Equity Fund. Paul Hechmer serves as portfolio manager for the portion of the International Equity Fund’s assets allocated to del Rey. Mr. Hechmer has served in his current role since 2009. Previously, Mr. Hechmer spent three years at Tradewinds Global Investors, LLC, where he acted as an Executive Managing Director and Lead Portfolio Manager.

There are no other changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the Emerging Markets Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Emerging Markets Equity Fund.

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Emerging Markets Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub- Adviser
Delaware Management Company	Liu-Er Chen	Since 2006	Senior Vice President, Chief Investment Officer — Emerging Markets and Healthcare

In addition, in the sub-section entitled “Emerging Markets Equity Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the following paragraph is hereby added in the appropriate alphabetical order thereof:

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Liu-Er Chen is the portfolio manager responsible for the portion of the Emerging Markets Equity Fund’s assets allocated to DMC. Mr. Chen heads the firm’s global Emerging Markets team. Prior to joining Delaware Investments in September 2006 in his current position, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently served as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001 and became the Fund’s sole manager in 2001. He also served as the sole manager of the Evergreen Health Care Fund since its inception in 1999. Mr. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Mr. Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

There are no other changes in the portfolio management of the Emerging Markets Equity Fund.

Addition to Redemption Fee Disclosure

The Prospectus is hereby amended and supplemented to reflect the following changes in the redemption fee disclosure.

In the sub-section entitled “Redemption Fee,” under the section entitled “How to Sell Your Fund Shares,” the following sentence is hereby added as the second sentence to the first paragraph:

The redemption fee applies to the entire amount of the redemption or series of redemptions that triggered the redemption fee and is not limited to redemption amounts in excess of such specified dollar threshold.

There are no other changes to the redemption fee disclosure of the Class A Shares Prospectus.

Addition to Tax Disclosure

The Prospectus is hereby amended and supplemented to reflect the following changes in the tax disclosure.

In the sub-section entitled “Taxes,” under the section entitled “Dividends, Distributions and Taxes,” the following sentence is hereby added as the last sentence to the first paragraph:

If you are investing through a tax-deferred arrangement, such as a 401(k) plan or other retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement.

There are no other changes to the tax disclosure of the Class A Shares Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-719 (4/11)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Emerging Markets Equity Fund

Emerging Markets Debt Fund

Supplement Dated April 4, 2011

to the Class G Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus and should be read in conjunction with such Prospectus.

Addition of Risk Disclosure to the International Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the risk disclosure of the International Equity Fund.

In the sub-section entitled “Principal Risks,” in the Fund Summary for the International Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Risk — The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

In addition, in the sub-section entitled “More Information About Principal Risks,” under the section entitled “More Information About Risks,” the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Issuers — The International Equity Fund may invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.  Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements.  The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

There are no other changes to the risk disclosure of the International Equity Fund.

Change in Sub-Advisers for the International Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund.

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the International Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub- Adviser	Title with Sub-Adviser
del Rey Global Investors, LLC	Paul Hechmer	Since 2009	Founding Partner, Chief Investment Officer

In addition, in the sub-section entitled “International Equity Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the following paragraph is hereby added in the appropriate alphabetical order thereof:

del Rey Global Investors, LLC: Del Rey Global Investors, LLC (del Rey), located at 6701 Center Drive West, Suite 655, Los Angeles, California 90045, serves as a Sub-Adviser to the International Equity Fund. Paul Hechmer serves as portfolio manager for the portion of the International Equity Fund’s assets allocated to del Rey. Mr. Hechmer has served in his current role since 2009. Previously, Mr. Hechmer spent three years at Tradewinds Global Investors, LLC, where he acted as an Executive Managing Director and Lead Portfolio Manager.

There are no other changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the Emerging Markets Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Emerging Markets Equity Fund.

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the Emerging Markets Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub- Adviser
Delaware Management Company	Liu-Er Chen	Since 2006	Senior Vice President, Chief Investment Officer — Emerging Markets and Healthcare

In addition, in the sub-section entitled “Emerging Markets Equity Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the following paragraph is hereby added in the appropriate alphabetical order thereof:

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Liu-Er Chen is the portfolio manager responsible for the portion of the Emerging Markets Equity Fund’s assets allocated to DMC. Mr. Chen heads the firm’s global Emerging Markets team. Prior to joining Delaware Investments in September 2006 in his current position, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently served as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001 and became the Fund’s sole manager in 2001. He also served as the sole manager of the Evergreen Health Care Fund since its inception in 1999. Mr. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Mr. Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

There are no other changes in the portfolio management of the Emerging Markets Equity Fund.

Addition to Redemption Fee Disclosure

The Prospectus is hereby amended and supplemented to reflect the following changes in the redemption fee disclosure.

In the sub-section entitled “Redemption Fee,” under the section entitled “How to Sell Your Fund Shares,” the following sentence is hereby added as the second sentence to the first paragraph:

The redemption fee applies to the entire amount of the redemption or series of redemptions that triggered the redemption fee and is not limited to redemption amounts in excess of such specified dollar threshold.

There are no other changes to the redemption fee disclosure of the Class G Shares Prospectus.

Addition to Tax Disclosure

The Prospectus is hereby amended and supplemented to reflect the following changes in the tax disclosure.

In the sub-section entitled “Taxes,” under the section entitled “Dividends, Distributions and Taxes,” the following sentence is hereby added as the last sentence to the first paragraph:

If you are investing through a tax-deferred arrangement, such as a 401(k) plan or other retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement.

There are no other changes to the tax disclosure of the Class G Shares Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement Dated April 4, 2011

to the Class I Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Addition of Risk Disclosure to the International Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the risk disclosure of the International Equity Fund.

In the sub-section entitled “Principal Risks,” in the Fund Summary for the International Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Risk — The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

In addition, in the sub-section entitled “More Information About Principal Risks,” under the section entitled “More Information About Risks,” the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Issuers — The International Equity Fund may invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.  Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements.  The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

There are no other changes to the risk disclosure of the International Equity Fund.

Change in Sub-Advisers for the International Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund.

In the chart under the sub-section entitled “Sub-Advisers and Portfolio Managers,” under the section entitled “Management,” in the Fund Summary for the International Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub- Adviser	Title with Sub-Adviser
del Rey Global Investors, LLC	Paul Hechmer	Since 2009	Founding Partner, Chief Investment Officer

In addition, in the sub-section entitled “International Equity Fund,” under the section entitled “Sub-Advisers and Portfolio Managers,” the following paragraph is hereby added in the appropriate alphabetical order thereof:

del Rey Global Investors, LLC: Del Rey Global Investors, LLC (del Rey), located at 6701 Center Drive West, Suite 655, Los Angeles, California 90045, serves as a Sub-Adviser to the International Equity Fund. Paul Hechmer serves as portfolio manager for the portion of the International Equity Fund’s assets allocated to del Rey. Mr. Hechmer has served in his current role since 2009. Previously, Mr. Hechmer spent three years at Tradewinds Global Investors, LLC, where he acted as an Executive Managing Director and Lead Portfolio Manager.

There are no other changes in the portfolio management of the International Equity Fund.

Addition to Redemption Fee Disclosure

The Prospectus is hereby amended and supplemented to reflect the following changes in the redemption fee disclosure.

In the sub-section entitled “Redemption Fee,” under the section entitled “How to Sell Your Fund Shares,” the following sentence is hereby added as the second sentence to the first paragraph:

The redemption fee applies to the entire amount of the redemption or series of redemptions that triggered the redemption fee and is not limited to redemption amounts in excess of such specified dollar threshold.

There are no other changes to the redemption fee disclosure of the Class I Shares Prospectus.

Addition to Tax Disclosure

The Prospectus is hereby amended and supplemented to reflect the following changes in the tax disclosure.

In the sub-section entitled “Taxes,” under the section entitled “Dividends, Distributions and Taxes,” the following sentence is hereby added as the last sentence to the first paragraph:

If you are investing through a tax-deferred arrangement, such as a 401(k) plan or other retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement.

There are no other changes in the tax disclosure of the Class I Shares Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-720 (4/11)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Tax-Managed International Equity Fund

Supplement Dated April 4, 2011

to the Class A Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Tax-Managed International Equity Fund Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Addition of Risk Disclosure to the Tax-Managed International Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the risk disclosure of the Tax-Managed International Equity Fund.

In the sub-section entitled “Principal Risks,” in the Fund Summary for the International Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Risk — The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

In addition, in the sub-section entitled “More Information About Principal Risks,” under the section entitled “More Information About Risks,” the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Issuers — The International Equity Fund may invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.  Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements.  The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

There are no other changes to the risk disclosure of the Tax-Managed International Equity Fund.

Addition to Tax Disclosure

The Prospectus is hereby amended and supplemented to reflect the following changes in the tax disclosure.

In the sub-section entitled “Taxes,” under the section entitled “Dividends, Distributions and Taxes,” the following sentence is hereby added as the last sentence to the first paragraph:

If you are investing through a tax-deferred arrangement, such as a 401(k) plan or other retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement.

There are no other changes to the tax disclosure of the Tax-Managed International Equity Fund Class A Shares Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Emerging Markets Equity Fund

International Fixed Income Fund

Emerging Markets Debt Fund

Tax-Managed International Equity Fund

Supplement Dated April 4, 2011

to the Statement of Additional Information (“SAI”) Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Addition to Investment Objectives and Policies Disclosure

The SAI is hereby amended and supplemented to reflect the following changes in the Investment Objectives and Policies disclosure.

In each of the International Equity, Emerging Markets Equity, International Fixed Income, Emerging Markets Debt and Tax-Managed International Equity Funds sub-sections, under the section entitled “Investment Objectives and Policies,” the following sentence is hereby added as the second sentence to the second paragraph of each sub-section:

For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.

There are no other changes to the Investment Objectives and Policies disclosure.

Revision to Risk Disclosure

The SAI is hereby amended and supplemented to reflect the following changes in the risk disclosure.

In the sub-section entitled “Investment Companies,” under the section entitled “Description of Permitted Investments and Risk Factors,” the final sentence of the final paragraph is hereby deleted and replaced with the following:

If one or more ETFs generates more non-qualifying income for purposes of the “Income Requirement” (as defined below under the heading “Taxes”) than a Fund’s portfolio management expects, it could cause the Fund to inadvertently fail the Income Requirement, thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code unless certain relief provisions (described in more detail under the heading “Taxes”) are available to the Fund.

There are no other changes to the risk disclosure of the SAI.

Change in Sub-Advisers for the International Equity and Emerging Markets Equity Funds

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity and Emerging Markets Equity Funds.

In the sub-section entitled “The Sub-Advisers,” under the section entitled “The Adviser and Sub-Advisers,” the following paragraph is hereby added in the appropriate alphabetical order thereof:

DEL REY GLOBAL INVESTORS, LLC—Del Rey Global Investors, LLC (“del Rey”) serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. Del Rey, founded in 2009, is a limited liability company.

In the same sub-section, the following paragraph is also added in the appropriate alphabetical order thereof:

DELAWARE MANAGEMENT COMPANY—Delaware Management Company (“DMC”), a series of Delaware Management Business Trust (“DMBT”), serves as a Sub-Adviser to a portion of the assets of Emerging Markets Equity Fund. DMBT is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary and subject to the ultimate control of Macquarie Group, Ltd. (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. Delaware Investments is the marketing name for DMHI and its subsidiaries.

In addition, in the sub-section entitled “Portfolio Management,” under the section entitled “The Adviser and Sub-Advisers,” the following text is added in the appropriate alphabetical order thereof:

del Rey

Compensation. SIMC pays del Rey a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between del Rey and SIMC. Del Rey pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended March 31, 2011.

The portfolio manager responsible for the International Equity Fund is compensated through a highly competitive compensation structure.  The purpose of the compensation structure is to attract and retain the most talented investment professionals and reward them through a total compensation program. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. Bonus compensation is primarily a function of the firm’s overall annual profitability.

The total compensation package for portfolio managers includes an equity-like incentive (whose value is determined by various factors including the increase in profitability of del Rey over time).

Ownership of Fund Shares.  As of March 31, 2011, del Rey’s portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts.  As of February 28, 2011, in addition to the International Equity Fund, del Rey’s portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Paul Hechmer	3	$769,001,405.11	4	$729,972,296.38	14	$1,545,367,030.78

None of the accounts listed above are subject to performance-based advisory fees.

Conflicts of Interest.  Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

•                  The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Del Rey seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

•                  If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, del Rey has adopted procedures for allocating portfolio transactions across multiple accounts.

•                  With respect to many of its clients’ accounts, del Rey determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, del Rey may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, del Rey may place separate, non-simultaneous transactions for the International Equity Fund and other accounts, which may temporarily affect the market price of the security, the execution of the transaction or both, to the detriment of the International Equity Fund or the other accounts.

•                  Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager.

•                  Finally, the appearance of a conflict of interest may arise where del Rey has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Del Rey has adopted certain compliance procedures that are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

In the same sub-section, the following text is also added in the appropriate alphabetical order thereof:

DMC

Compensation. SIMC pays DMC a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between DMC and SIMC. DMC pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended January 31, 2011.

Each portfolio’s manager’s compensation consists of the following:

Base Salary—Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus (Mr. Chen only) — There is a base bonus that is guaranteed. Any additional bonus over the base bonus is 100% based on subjective factors. After certain performance objectives are reached, the bonus pool will increase above the base bonus. The primary objective is the performance of the Emerging Markets Equity Fund relative to the Emerging Markets Lipper peer group. Performance is measured as the result of one’s standing in the Lipper peer group on a one-year, three-year and five-year basis. Three-year performance is weighted more heavily, and there is no award above the base bonus for performance below the 40th percentile for a given time period. There is a sliding scale for performance achievements above the 40th percentile.

Incentive Unit Plan — Portfolio managers may be awarded incentive unit awards ( “Awards”) relating to the underlying shares of common stock of Delaware Management Holdings, Inc. issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the “Plan”) adopted on November 30, 2010. Awards are no longer granted under the Delaware Investments U.S., Inc. 2009 Incentive Compensation Plan or the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan, which was established in 2001.

The Plan was adopted in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of Delaware Management Holdings, Inc. is normally determined as of each

March 31, June 30, September 30 and December 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

Other Compensation: Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Fund Shares. As of January 31, 2011, DMC’s portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of January 31, 2011, in addition to the Emerging Markets Equity Fund, DMC’s portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows. Any accounts managed in a personal capacity appear under “Other Accounts,” along with other accounts managed on a professional basis. The personal account information is current as June 30, 2010 for which account statements are available.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Liu-Er Chen	4	$2.5 billion	0	$0	7	$632.2 million

None of the accounts listed above are subject to performance-based advisory fees.

Conflicts of Interest. Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Emerging Markets Equity Fund, and the investment action for each other fund or account and the Emerging Markets Equity Fund may differ. For example, one account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one account and the Emerging Markets Equity Fund may adversely affect the value of securities held by another fund or account. Additionally, the management of multiple other funds or accounts and the Emerging Markets Equity Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Emerging Markets Equity Fund. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. DMC has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

Other accounts managed by the portfolio manager may have a performance-based fee. This compensation structure presents a potential conflict of interest. The portfolio manager has an incentive to manage this account so as to enhance its performance, to the possible detriment of other accounts for which the investment manager does not receive a performance-based fee.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While DMC’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

There are no other changes in the portfolio management of the International Equity and Emerging Markets Equity Funds.

Changes in Tax Disclosure

The SAI is hereby amended and supplemented to reflect the following changes in the tax disclosure.

In the sub-section “Qualification as a RIC,” under the section entitled “Taxes,” the eleventh paragraph beginning with, “If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates…” is hereby deleted.

In addition, in the same sub-section, the following paragraph is hereby added as the fourth paragraph to the sub-section:

If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where a Fund corrects the failure within a specified period. If these relief provisions are not available to a Fund which fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

In addition, in the same sub-section, the following paragraph is hereby added as the thirteenth paragraph to the sub-section:

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on such Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

In addition, in the same sub-section, the following paragraph is hereby added as the final paragraph to the sub-section:

Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

There are no other changes to the tax disclosure of the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-721 (4/11)